UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-5340

Name of Registrant:	Vanguard New Jersey Tax-Free Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2007

Item 1:	Schedule of Investments

Vanguard New Jersey Tax-Exempt Money Market Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

Municipal Bonds (100.4%)

Bridgewater Township NJ BAN	4.750%	7/25/2007		8,500	8,532
Burlington County NJ BAN	4.500%	3/1/2007		19,655	19,655
Burlington County NJ BAN	4.500%	4/12/2007		25,525	25,551
Burlington County NJ BAN	4.750%	7/12/2007		11,205	11,244
Burlington County NJ BAN	4.000%	12/27/2007		6,900	6,922
1 Burlington County NJ BAN	4.000%	2/29/2008		34,655	34,778
2 Burlington County NJ Bridge Comm. Rev. TOB VRDO	3.680%	3/7/2007	(2)	5,315	5,315
Camden County NJ Improvement Auth. Lease Rev. VRDO	3.590%	3/7/2007	LOC	47,100	47,100
Clinton Township NJ BAN	4.500%	7/16/2007		5,000	5,017
Clinton Township NJ Board Educ. Temporary Notes	4.250%	1/9/2008		7,195	7,233
Cranbury Township NJ BAN	4.000%	12/6/2007		5,826	5,844
Delaware River&Bay Auth. New Jersey Rev. VRDO	3.590%	3/7/2007	(2)	8,200	8,200
2 Delaware River Port Auth. Pennsylvania&New Jersey Rev. TOB VRDO	3.680%	3/7/2007	(4)	3,000	3,000
Dover Township NJ BAN	4.500%	6/22/2007		8,170	8,192
East Brunswick Township NJ BAN	4.250%	2/21/2008		10,190	10,250
2 Egg Harbor Township NJ School Dist. GO TOB VRDO	3.510%	3/7/2007	(4)	4,485	4,485
Essex County NJ Improvement Auth. Rev. (Jewish Community Center) VRDO	3.630%	3/7/2007	LOC	4,425	4,425
Essex County NJ Improvement Auth. Rev. (Pooled Govt. Loan) VRDO	3.520%	3/7/2007	LOC	30,000	30,000
2 Garden State Preservation Trust Fund TOB VRDO	3.610%	3/7/2007	(4)	10,345	10,345
2 Garden State Preservation Trust New Jersey TOB VRDO	3.510%	3/7/2007	(4)	6,500	6,500
2 Garden State Preservation Trust New Jersey TOB VRDO	3.670%	3/7/2007	(4)	9,890	9,890
Gloucester County NJ BAN	4.250%	10/19/2007		19,100	19,186
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	3.470%	3/1/2007		2,700	2,700
Hopewell Township NJ BAN	4.500%	6/28/2007		8,905	8,925
2 Hudson County NJ CTFS Partner Merlots TOB VRDO	3.550%	3/7/2007	(1)	4,980	4,980
Lawrence Township NJ BAN	4.750%	7/26/2007		4,910	4,928
2 Madison Borough NJ Board of Educ. TOB VRDO	3.670%	3/7/2007	(1)	11,805	11,805
Middlesex County NJ BAN	4.000%	12/21/2007		20,455	20,530
Monroe Township NJ BAN	4.250%	2/14/2008		11,866	11,930
Morris Hills NJ Regional School Dist. BAN	4.000%	6/20/2007		9,000	9,012
Mount Laurel Township NJ BAN	4.500%	5/25/2007		10,508	10,528
2 New Jersey Building Auth. Rev. TOB VRDO	3.690%	3/7/2007	(1)	44,160	44,160
2 New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee) TOB VRDO	3.550%	3/7/2007	(1)	4,775	4,775
2 New Jersey COP TOB VRDO	3.510%	3/7/2007	(2)	19,780	19,780
New Jersey Econ. Dev. Auth. Fac. Rev. (Logan Project) CP	3.530%	3/6/2007	LOC	55,000	55,000
2 New Jersey Econ. Dev. Auth. Lease Rev. TOB VRDO	3.680%	3/7/2007	(1)	6,510	6,510
New Jersey Econ. Dev. Auth. Rev. (Airis Newark LLC Project) VRDO	3.650%	3/7/2007	(2)	37,010	37,010
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.520%	3/7/2007	LOC	19,000	19,000
New Jersey Econ. Dev. Auth. Rev. (Bennedictine Abbey Newark) VRDO	3.520%	3/7/2007	LOC	8,925	8,925
New Jersey Econ. Dev. Auth. Rev. (Chambers Cogeneration Limited Partnership) CP	3.650%	4/2/2007	LOC	30,100	30,100
New Jersey Econ. Dev. Auth. Rev. (Columbia Univ. Project) CP	3.650%	5/1/2007		9,545	9,545
New Jersey Econ. Dev. Auth. Rev. (Frisch School Project) VRDO	3.600%	3/7/2007	LOC	21,450	21,450
New Jersey Econ. Dev. Auth. Rev. (Geriatric Services Housing Corp.) VRDO	3.490%	3/7/2007	LOC	6,350	6,350
New Jersey Econ. Dev. Auth. Rev. (Hamilton YMCA) VRDO	3.680%	3/7/2007	LOC	4,500	4,500
New Jersey Econ. Dev. Auth. Rev. (Hoffman-La Roche) VRDO	3.690%	3/1/2007	LOC	17,500	17,500
New Jersey Econ. Dev. Auth. Rev. (Jewish Community Center) VRDO	3.670%	3/7/2007	LOC	5,445	5,445
New Jersey Econ. Dev. Auth. Rev. (Job Haines Home Project) VRDO	3.500%	3/7/2007	LOC	6,735	6,735
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.500%	3/1/2007		7,600	7,600
New Jersey Econ. Dev. Auth. Rev. (Lawrenceville School Project) VRDO	3.530%	3/1/2007		25,000	25,000
New Jersey Econ. Dev. Auth. Rev. (Lions Gate Project) VRDO	3.520%	3/7/2007	LOC	5,045	5,045
New Jersey Econ. Dev. Auth. Rev. (Metuchen Project) VRDO	3.470%	3/7/2007	LOC	12,650	12,650
2 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.680%	3/7/2007	(1)	6,075	6,075
2 New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.) TOB VRDO	3.680%	3/7/2007	(1)	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Ocean Spray Cranberries) VRDO	3.680%	3/7/2007	LOC	8,000	8,000
New Jersey Econ. Dev. Auth. Rev. (Order Saint Benedict Project) VRDO	3.630%	3/7/2007	LOC	16,835	16,835
New Jersey Econ. Dev. Auth. Rev. (Passaic Hebrew Institute) VRDO	3.640%	3/7/2007	LOC	3,150	3,150
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.610%	3/7/2007		6,725	6,725
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.620%	3/7/2007		1,500	1,500
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.620%	3/7/2007		5,000	5,000
New Jersey Econ. Dev. Auth. Rev. (Peddie School Project) VRDO	3.620%	3/7/2007		7,300	7,300
2 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.670%	3/7/2007	(4)	7,165	7,165
2 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.680%	3/7/2007	(3)	8,815	8,815
2 New Jersey Econ. Dev. Auth. Rev. (School Fac.) TOB VRDO	3.690%	3/7/2007	(3)	39,440	39,440
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.550%	3/1/2007	LOC	47,500	47,500
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.580%	3/1/2007	LOC	21,200	21,200
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.590%	3/1/2007	LOC	95,000	95,000
2 New Jersey Econ. Dev. Auth. Rev. (Transp. Project) TOB VRDO	3.680%	3/7/2007	(4)	7,465	7,465
New Jersey Econ. Dev. Auth. Rev. (United States Golf Assn.) VRDO	3.620%	3/7/2007	LOC	5,100	5,100
New Jersey Econ. Dev. Auth. Rev. (Visiting Nurse Association) VRDO	3.650%	3/7/2007	LOC	5,000	5,000
2 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.680%	3/7/2007	(4)	9,510	9,510
2 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	33,320	33,320
2 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.690%	3/7/2007	(2)	4,065	4,065
2 New Jersey Econ. Dev. Auth. Rev. TOB VRDO	3.710%	3/7/2007	(2)(3)(4)	26,835	26,835
2 New Jersey Econ. Dev. Auth. Water Fac. Rev. (New Jersey Water Co. Project) TOB VRDO	3.700%	3/7/2007	(3)	4,850	4,850
2 New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.530%	3/1/2007	(2)	5,000	5,000
New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.640%	3/1/2007	(2)	10,300	10,300
2 New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.690%	3/1/2007	(2)	26,465	26,465
New Jersey Educ. Fac. Auth. Rev. (Caldwell College) VRDO	3.630%	3/7/2007	LOC	21,400	21,400
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	3.630%	3/7/2007	(2)	4,250	4,250
2 New Jersey Educ. Fac. Auth. Rev. (Higher Education Trust Fund) TOB VRDO	3.680%	3/7/2007	(4)	22,485	22,485
2 New Jersey Educ. Fac. Auth. Rev. (Institute for Advanced Studies) VRDO	3.470%	3/7/2007		12,100	12,100
2 New Jersey Educ. Fac. Auth. Rev. (Institute for Defense Analyses) VRDO	3.660%	3/7/2007	(2)	12,530	12,530
2 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	3.670%	3/7/2007	(2)	6,140	6,140
2 New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.) TOB VRDO	3.680%	3/7/2007	(1)	4,895	4,895
2 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.680%	3/7/2007		5,000	5,000
2 New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) TOB VRDO	3.690%	3/7/2007		5,210	5,210
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.) VRDO	3.620%	3/1/2007		7,500	7,500
2 New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.) TOB VRDO	3.690%	3/7/2007	(2)	2,770	2,770
2 New Jersey GO TOB VRDO	3.680%	3/7/2007	(3)	3,360	3,360
2 New Jersey GO TOB VRDO	3.690%	3/7/2007	(2)	8,815	8,815
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group) VRDO	3.630%	3/7/2007	LOC	21,710	21,710
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.560%	3/7/2007	LOC	21,000	21,000
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.560%	3/7/2007	LOC	24,500	24,500
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.560%	3/7/2007	LOC	23,600	23,600
New Jersey Health Care Fac. Financing Auth. Rev. (Hosp. Capital Asset Pooled Program) VRDO	3.560%	3/7/2007	LOC	20,000	20,000
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.540%	3/7/2007	LOC	12,100	12,100
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.560%	3/7/2007	LOC	34,400	34,400
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.630%	3/7/2007	LOC	16,300	16,300
New Jersey Health Care Fac. Financing Auth. Rev. (Robert Wood Johnson Univ.) VRDO	3.630%	3/7/2007	LOC	35,185	35,185
New Jersey Health Care Fac. Financing Auth. Rev. (Southern Ocean County Hosp.) VRDO	3.630%	3/7/2007	LOC	9,190	9,190
2 New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health) TOB VRDO	3.680%	3/7/2007	(1)	9,630	9,630
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health) VRDO	3.630%	3/7/2007	LOC	9,200	9,200
2 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.670%	3/7/2007	(3)	9,700	9,700
2 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.680%	3/7/2007		4,810	4,810
2 New Jersey Health Care Fac. Financing Auth. Rev. TOB VRDO	3.680%	3/7/2007	(2)	10,500	10,500
New Jersey Health Care Fac. Financing Auth. Rev. VRDO	3.620%	3/7/2007	LOC	13,950	13,950
2 New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. TOB PUT	3.600%	5/3/2007	(7)	20,930	20,930
2 New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. TOB VRDO	3.550%	3/7/2007	(3)	3,615	3,615
2 New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.510%	3/7/2007	(4)	6,015	6,015
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.550%	3/7/2007	(3)	34,435	34,435
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.650%	3/7/2007	(4)	14,690	14,690
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev. VRDO	3.670%	3/7/2007	(4)	15,700	15,700
New Jersey Housing&Mortgage Finance Agency Rev. VRDO	3.500%	3/7/2007		27,995	27,995
New Jersey Housing&Mortgage Finance Agency Rev. VRDO	3.520%	3/7/2007		22,120	22,120
New Jersey Housing&Mortgage Finance Agency Rev. VRDO	3.550%	3/7/2007	LOC	21,200	21,200
New Jersey Housing&Mortgage Finance Agency Rev. VRDO	3.550%	3/7/2007	LOC	13,400	13,400
New Jersey Housing&Mortgage Finance Agency Rev. VRDO	3.570%	3/7/2007		5,000	5,000
2 New Jersey Sports&Exposition Auth. Rev. (Convention Center Luxury Tax) TOB VRDO	3.680%	3/7/2007	(1)	5,345	5,345
2 New Jersey State (Montclair Univ.) TOB VRDO	3.510%	3/7/2007	(1)	12,065	12,065
2 New Jersey Transp. Corp. COP TOB VRDO	3.680%	3/7/2007	(3)	9,635	9,635
New Jersey Transp. Trust Fund Auth. Rev	5.000%	6/15/2007	(10)(Prere.)	15,000	15,352
New Jersey Transp. Trust Fund Auth. Rev	5.250%	6/15/2007	(Prere.)	2,000	2,050
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007	(Prere.)	37,000	37,971
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2007	(Prere.)	34,660	35,570
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.550%	3/7/2007	(1)	5,990	5,990
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.550%	3/7/2007	(1)	7,380	7,380
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.670%	3/7/2007	(10)	5,995	5,995
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(3)	5,330	5,330
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(3)	13,545	13,545
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(4)	7,000	7,000
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(2)	3,745	3,745
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	12,235	12,235
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	9,390	9,390
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(3)	5,310	5,310
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(2)	7,495	7,495
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	8,495	8,495
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)(3)	6,920	6,920
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	6,205	6,205
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)(2)	10,965	10,965
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	3/7/2007	(4)	1,500	1,500
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.690%	3/7/2007	(1)	2,950	2,950
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.710%	3/7/2007	(4)	9,495	9,495
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.710%	3/7/2007	(2)	3,075	3,075
2 New Jersey Transp. Trust Fund Auth. Rev. TOB VRDO	3.710%	3/7/2007	(2)	6,535	6,535
2 New Jersey Transp. Trust Fund Auth. Transp. System TOB VRDO	3.570%	3/7/2007	(4)	21,995	21,995
2 New Jersey Turnpike Auth. Rev. TOB PUT	3.650%	8/16/2007	(3)	7,095	7,095
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.670%	3/7/2007	(2)	4,690	4,690
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	4,995	4,995
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.680%	3/7/2007	(4)	8,275	8,275
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.680%	3/7/2007	(1)	7,260	7,260
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.690%	3/7/2007	(2)	16,000	16,000
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.690%	3/7/2007	(3)	13,640	13,640
2 New Jersey Turnpike Auth. Rev. TOB VRDO	3.690%	3/7/2007	(1)	18,255	18,255
New Jersey Turnpike Auth. Rev. VRDO	3.460%	3/7/2007	(3)LOC	136,100	136,100
New Jersey Turnpike Auth. Rev. VRDO	3.500%	3/7/2007	(4)	44,300	44,300
New Jersey Turnpike Auth. Rev. VRDO	3.500%	3/7/2007	(4)	20,500	20,500
2 Northern Valley NJ Regional High School Dist. TOB VRDO	3.690%	3/7/2007	(1)	2,665	2,665
Old Bridge Township NJ BAN	4.250%	9/27/2007		8,380	8,413
Parsippany - Troy Hills Township NJ BAN	4.750%	7/25/2007		13,000	13,048
Port Auth of New York&New Jersey Rev. VRDO	3.570%	3/1/2007		10,000	10,000
Port Auth. of New York&New Jersey CP	3.610%	3/1/2007		6,400	6,400
Port Auth. of New York&New Jersey CP	3.610%	3/1/2007		7,755	7,755
Port Auth. of New York&New Jersey CP	3.500%	3/6/2007		30,340	30,340
Port Auth. of New York&New Jersey CP	3.590%	3/12/2007		14,470	14,470
Port Auth. of New York&New Jersey CP	3.610%	3/19/2007		10,000	10,000
Port Auth. of New York&New Jersey CP	3.650%	5/1/2007		11,600	11,600
Port Auth. of New York&New Jersey CP	3.650%	5/9/2007		10,100	10,100
Port Auth. of New York&New Jersey Rev	5.000%	11/15/2007	(3)	2,500	2,524
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.680%	3/7/2007	(10)	2,940	2,940
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.690%	3/7/2007	(10)	5,395	5,395
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.700%	3/7/2007	(3)	15,000	15,000
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.700%	3/7/2007	(4)	25,165	25,165
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.700%	3/7/2007	(3)	5,930	5,930
2 Port Auth. of New York&New Jersey Rev. TOB VRDO	3.700%	3/7/2007	(4)	6,220	6,220
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.570%	3/1/2007		4,225	4,225
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.630%	3/1/2007		4,600	4,600
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.630%	3/1/2007		5,900	5,900
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.690%	3/1/2007		12,700	12,700
Port Auth. of New York&New Jersey Special Obligation Rev. (Versatile Structure) VRDO	3.690%	3/1/2007		4,200	4,200
Princeton Univ. New Jersey CP	3.500%	3/12/2007		9,600	9,600
Princeton Univ. New Jersey CP	3.550%	4/2/2007		3,800	3,800
Princeton Univ. New Jersey CP	3.630%	5/22/2007		15,500	15,500
Princeton Univ. New Jersey CP	3.600%	5/23/2007		7,900	7,900
Ridgewood NJ BAN	4.500%	6/29/2007		19,680	19,729
Rutgers State Univ. New Jersey VRDO	3.530%	3/1/2007		55,325	55,325
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.520%	3/7/2007	(1)	9,850	9,850
Salem County NJ Financing Auth. PCR (Atlantic City Electric Co.) VRDO	3.570%	3/7/2007	(1)	3,000	3,000
Salem County NJ Financing Auth. PCR (Exelon Project) CP	3.650%	5/1/2007	LOC	19,000	19,000
Scotch Plains Township NJ BAN	4.250%	1/25/2008		5,000	5,028
Secaucus NJ BAN	4.250%	1/18/2008		6,907	6,941
Toms River NJ TAN	4.000%	9/28/2007		20,000	20,040
Union County NJ BAN	4.500%	3/1/2007		45,000	45,000
Union County NJ BAN	4.000%	2/28/2008		75,000	75,258
Univ. of Medicine&Dentistry New Jersey Rev. VRDO	3.650%	3/7/2007	(2)	55,000	55,000
2 Washington Township NJ Board of Educ. TOB VRDO	3.680%	3/7/2007	(4)	7,990	7,990
Westfield NJ BAN	4.500%	10/19/2007		5,500	5,533
Outside New Jersey:
2 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.640%	3/7/2007	(4)	10,000	10,000
2 Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.660%	3/7/2007	(1)	22,525	22,525
2 Puerto Rico GO TOB VRDO	3.640%	3/7/2007	(1)	6,000	6,000
2 Puerto Rico Highway&Transp. Auth. Rev. TOB VRDO	3.530%	3/7/2007	(3)	5,125	5,125
2 Puerto Rico Highway&Transp. Auth. Rev. TOB VRDO	3.530%	3/7/2007	(3)	18,830	18,830
2 Puerto Rico Highway&Transp. Auth. Rev. TOB VRDO	3.670%	3/7/2007		29,200	29,200
2 Puerto Rico Ind. Medical&Environmental Fac. Finance Auth. Rev. PCR (Abbott Laboratories) PUT	3.550%	3/1/2007		12,575	12,575
2 Puerto Rico Infrastructure Financing Auth. Special Obligation Bonds TOB VRDO	3.640%	3/7/2007		29,105	29,105
2 Puerto Rico Infrastructure Financing Auth. Special Tax Rev. TOB VRDO	3.640%	3/7/2007	(2)	6,515	6,515
2 Puerto Rico Public Finance Corp. TOB VRDO	3.640%	3/7/2007	(11)	31,107	31,107
2 Puerto Rico Public Finance Corp. TOB VRDO	3.680%	3/7/2007	(3)	2,090	2,090
Puerto Rico TRAN	4.500%	7/30/2007	LOC	15,000	15,061

Total Municipal Bonds (Cost $3,053,892)					3,053,892

Other Assets and Liabilities--Net (-0.4%)					(10,895)

Net Assets (100%)					3,042,997

1	Security purchased on a when-issued or delayed delivery basis for which the fund has not taken delivery as of February 28, 2007.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2007, the aggregate value of these securities was $980,237,000, representing 32.2% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Securities are valued at amortized cost, which approximates market value.

Vanguard New Jersey Long-Term Tax-Exempt Fund
Schedule of Investments
February 28, 2007

	Coupon	Maturity Date		Face Amount ($000)	Market Value ($000)

Municipal Bonds (99.9%)

Atlantic County NJ Public Fac. COP	7.400%	3/1/2010	(3)	1,755	1,938
Atlantic County NJ Public Fac. COP	7.400%	3/1/2011	(3)	4,025	4,570
Atlantic County NJ Public Fac. COP	6.000%	3/1/2014	(3)	3,685	4,189
Atlantic County NJ Public Fac. COP	6.000%	3/1/2015	(3)	1,480	1,700
Atlantic County NJ Util. Auth. Sewer Rev	6.875%	1/1/2012	(2)(ETM)	1,565	1,691
Bergen County NJ Util. Auth. Water PCR	5.000%	12/15/2031	(2)	2,500	2,680
Burlington County NJ Bridge Comm. Rev	5.250%	12/15/2021	(2)	3,200	3,497
Camden County NJ Improvement Auth. Lease Rev	5.375%	9/1/2010	(4)(Prere.)	850	899
Camden County NJ Improvement Auth. Lease Rev	5.500%	9/1/2010	(4)(Prere.)	1,470	1,561
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2016		1,140	1,233
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2017		1,025	1,106
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2018		1,265	1,367
Camden County NJ Improvement Auth. Lease Rev	5.500%	5/1/2019		1,335	1,443
Cape May County NJ Muni. Util. Auth. Rev	5.750%	1/1/2014	(4)	6,930	7,790
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2017	(1)	2,560	2,718
Cape May County NJ Muni. Util. Auth. Rev	5.250%	1/1/2018	(1)	2,165	2,303
Cape May County NJ PCR (Atlantic City Electric)	6.800%	3/1/2021	(1)	15,400	20,103
Cumberland County NJ Improvement Auth. Solid Waste System Rev	5.125%	1/1/2025	(1)	5,685	6,215
Delaware River&Bay Auth. New Jersey Rev	5.375%	1/1/2010	(2)(Prere.)	750	792
Delaware River&Bay Auth. New Jersey Rev. VRDO	3.590%	3/7/2007	(2)	4,000	4,000
Delaware River Port Auth. Pennsylvania&New Jersey Rev	5.750%	1/1/2022	(4)	10,000	10,528
Delaware River Port Auth. Pennsylvania&New Jersey Rev	5.625%	1/1/2026	(4)	5,000	5,242
Delaware River Port Auth. Pennsylvania&New Jersey Rev	5.750%	1/1/2026	(4)	12,085	12,713
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,640	2,808
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,780	2,957
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	1,400	1,489
Egg Harbor Township NJ School Dist. GO	5.000%	7/15/2011	(3)(Prere.)	2,000	2,127
Egg Harbor Township NJ School Dist. GO	5.100%	7/15/2011	(3)(Prere.)	2,950	3,149
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2020	(4)	3,775	4,408
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2021	(4)	3,995	4,693
Egg Harbor Township NJ School Dist. GO	5.500%	7/15/2022	(4)	4,220	4,990
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2024	(4)	4,715	5,775
Egg Harbor Township NJ School Dist. GO	5.750%	7/15/2025	(4)	4,885	6,026
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010	(3)(Prere.)	3,390	3,632
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010	(3)(Prere.)	5,090	5,454
Essex County NJ Improvement Auth. Lease Rev	5.750%	10/1/2010	(3)(Prere.)	2,650	2,839
Essex County NJ Improvement Auth. Rev	5.250%	12/15/2022	(2)	3,455	3,983
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2023	(1)	12,065	14,228
Essex County NJ Improvement Auth. Rev	5.250%	12/15/2023	(2)	3,635	4,211
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2024	(1)	6,725	7,971
Essex County NJ Improvement Auth. Rev	5.250%	12/15/2024	(2)	3,820	4,445
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2025	(1)	11,630	13,868
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2026	(1)	6,500	7,776
Essex County NJ Improvement Auth. Rev	5.500%	10/1/2027	(1)	5,895	7,081
Essex County NJ Solid Waste Util. Auth	0.000%	4/1/2010	(4)	1,000	891
Evesham NJ Util. Auth. Rev	5.000%	7/1/2016	(2)	3,435	3,632
Evesham NJ Util. Auth. Rev	5.000%	7/1/2017	(2)	3,705	3,907
Evesham NJ Util. Auth. Rev	5.000%	7/1/2018	(2)	1,605	1,697
Garden State Preservation Trust New Jersey	0.000%	11/1/2021	(4)	11,325	6,243
Garden State Preservation Trust New Jersey	0.000%	11/1/2022	(4)	41,150	21,714
Garden State Preservation Trust New Jersey	0.000%	11/1/2023	(4)	15,000	7,574
Garden State Preservation Trust New Jersey	5.750%	11/1/2028	(4)	13,000	16,168
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2016	(1)	1,000	1,072
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2017	(1)	1,000	1,067
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2020	(1)	1,150	1,226
Gloucester County NJ Improvement Auth. Lease Rev	5.000%	7/15/2023	(1)	1,000	1,058
Gloucester County NJ PCR (Mobil Oil Refining Corp.) VRDO	3.470%	3/1/2007		1,500	1,500
Gloucester Township NJ GO	5.750%	7/15/2010	(2)	2,880	3,053
Gloucester Township NJ Muni. Util. Auth. Rev	5.650%	3/1/2018	(2)	2,755	3,071
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2013	(4)	1,250	1,378
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2015	(4)	1,720	1,935
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2017	(4)	720	820
Hillsborough Township NJ School Dist. GO	5.375%	10/1/2019	(4)	1,720	1,995
1Hoboken-Union City-Weehawken NJ Sewerage Auth. Rev	6.250%	8/1/2013	(1)	9,590	10,983
Hudson County NJ GO	6.550%	7/1/2007	(3)	1,300	1,313
Irvington Township NJ GO	0.000%	8/1/2007	(1)(ETM)	1,000	985
Irvington Township NJ GO	0.000%	8/1/2009	(1)(ETM)	2,580	2,359
Irvington Township NJ GO	0.000%	8/1/2010	(1)(ETM)	2,080	1,832
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012	(3)(Prere.)	7,676	8,294
Jackson Township NJ Board of Educ. GO	5.375%	4/15/2012	(3)(Prere.)	6,885	7,439
Jackson Township NJ Board of Educ. GO	5.250%	6/15/2021	(1)	11,195	12,839
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,625	2,722
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,850	2,956
Marlboro Township NJ Board of Educ. GO	5.250%	7/15/2009	(4)(Prere.)	2,790	2,893
Marlboro Township NJ Board of Educ. GO	5.000%	7/15/2014		1,045	1,097
Mercer County NJ Improvement Auth. Solid Waste Rev	5.375%	9/15/2012		11,120	11,437
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.750%	12/15/2008		1,165	1,208
Mercer County NJ Improvement Auth. Special Services School Dist. Rev	5.950%	12/15/2012		4,895	5,427
Middlesex County NJ COP	5.000%	8/1/2011	(1)	1,050	1,106
Middlesex County NJ COP	5.500%	8/1/2015	(1)	1,195	1,277
Middlesex County NJ Improvement Auth	5.375%	3/15/2022	(3)	1,825	1,970
Middlesex County NJ Improvement Auth	5.375%	3/15/2023	(3)	1,925	2,078
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2015		500	510
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2020		500	512
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.000%	1/1/2032		5,100	5,139
Middlesex County NJ Improvement Auth. Rev. Heldrich Center Hotel/Conference Project	5.125%	1/1/2037		3,500	3,548
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2019		1,585	1,718
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2020		1,600	1,732
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2021		2,375	2,564
Middlesex County NJ Improvement Auth. Rev. Open Space Trust Fund	5.250%	9/15/2022		2,000	2,159
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2015	(2)	2,000	1,436
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2016	(2)	3,000	2,065
Middlesex County NJ Improvement Auth. Util. Systems Rev. (Perth Amboy)	0.000%	9/1/2018	(2)	4,550	2,875
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2014	(4)	2,735	2,847
Middletown Township NJ Board of Educ. GO	5.000%	8/1/2015	(4)	2,015	2,096
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.800%	7/15/2007	(2)(Prere.)	1,180	1,201
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2019	(2)	2,115	2,234
Monmouth County NJ Improvement Auth. Rev. (Howell Township Board of Educ.)	5.000%	7/15/2020	(2)	2,225	2,349
Montgomery Township NJ School Dist. GO	5.250%	8/1/2013	(1)	1,285	1,376
Montgomery Township NJ School Dist. GO	5.250%	8/1/2017	(1)	1,280	1,366
Montgomery Township NJ School Dist. GO	5.250%	8/1/2018	(1)	1,280	1,366
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2020	(2)	2,945	3,261
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2021	(2)	6,255	6,922
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2022	(2)	5,585	6,184
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2023	(2)	3,900	4,319
New Jersey Casino Reinvestment Dev. Auth. Rev. (Hotel Room Fee)	5.250%	1/1/2024	(2)	3,500	3,868
New Jersey Casino Reinvestment Dev. Auth. Rev. (Parking Fee)	5.250%	6/1/2021	(1)	3,000	3,299
2New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.500%	11/15/2008	(1)(Prere.)	4,375	4,551
2New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.625%	11/15/2008	(1)(Prere.)	4,870	5,076
2New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008	(1)(Prere.)	6,080	6,349
2New Jersey Econ. Dev. Auth. Lease Rev. (Bergen County Administration Complex)	5.750%	11/15/2008	(1)(Prere.)	5,440	5,681
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/2028	(3)	8,000	9,707
New Jersey Econ. Dev. Auth. Market Transition Fac. Rev	5.500%	9/1/2029	(3)	7,055	8,580
New Jersey Econ. Dev. Auth. Rev. (Cigarette Tax)	5.625%	6/15/2017		6,500	6,533
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2012	(2)	2,500	2,080
New Jersey Econ. Dev. Auth. Rev. (Hillcrest Health Service)	0.000%	1/1/2013	(2)	3,000	2,397
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.875%	6/1/2018		1,250	1,362
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	6.000%	6/1/2025		1,000	1,096
New Jersey Econ. Dev. Auth. Rev. (Masonic Charity Foundation)	5.500%	6/1/2031		1,665	1,780
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2024	(1)	6,000	6,964
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2025	(1)	14,000	16,318
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2026	(1)	3,000	3,506
New Jersey Econ. Dev. Auth. Rev. (Motor Vehicle Comm.)	5.250%	7/1/2031	(1)	25,175	27,258
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	6/15/2011	(2)(Prere.)	7,040	7,490
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	6/15/2013	(2)	1,200	1,321
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	9/1/2014	(3)(Prere.)	3,880	4,278
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2024		15,550	16,982
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2025		8,000	8,725
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.250%	3/1/2026		10,000	10,892
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.500%	9/1/2027	(3)	24,500	29,648
New Jersey Econ. Dev. Auth. Rev. (School Fac.)	5.000%	9/1/2036		7,500	8,015
New Jersey Econ. Dev. Auth. Rev. (School Fac.) VRDO	3.550%	3/1/2007	LOC	80,350	80,350
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2008	(1)(ETM)	2,305	2,193
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2011	(1)(ETM)	4,650	3,946
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2012	(1)	4,550	3,713
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2013	(1)	4,500	3,527
New Jersey Econ. Dev. Auth. Rev. (St. Barnabas Project)	0.000%	7/1/2014	(1)	4,210	3,171
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.250%	5/1/2009	(4)(Prere.)	4,500	4,653
New Jersey Econ. Dev. Auth. Rev. (Transp. Project)	5.875%	5/1/2009	(4)(Prere.)	3,465	3,628
2New Jersey Econ. Dev. Auth. Water Fac. Rev. (United Water Co.) VRDO	3.530%	3/1/2007	(2)	26,945	26,945
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2007	(2)	5,890	5,957
New Jersey Educ. Fac. Auth. Rev	5.875%	9/1/2008	(2)	6,165	6,368
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2010	(4)(Prere.)	2,715	2,838
New Jersey Educ. Fac. Auth. Rev	5.000%	9/1/2010	(Prere.)	6,405	6,696
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2010	(4)(Prere.)	8,425	9,014
New Jersey Educ. Fac. Auth. Rev	5.750%	9/1/2012		7,595	8,333
New Jersey Educ. Fac. Auth. Rev. (College of New Jersey) VRDO	3.630%	3/7/2007	(2)	32,355	32,355
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2020	(3)	2,060	2,352
New Jersey Educ. Fac. Auth. Rev. (Drew Univ.)	5.250%	7/1/2021	(3)	1,550	1,778
New Jersey Educ. Fac. Auth. Rev. (Fairleigh Dickinson Univ.)	5.500%	7/1/2023		2,750	2,956
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2021	(3)	2,605	2,807
New Jersey Educ. Fac. Auth. Rev. (Kean Univ.)	5.250%	7/1/2022	(3)	2,775	2,984
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2015	(3)(Prere.)	4,700	5,131
New Jersey Educ. Fac. Auth. Rev. (Montclair State Univ.)	5.000%	7/1/2027	(2)	11,275	12,174
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2017	(1)	1,000	1,057
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2018	(1)	1,470	1,555
New Jersey Educ. Fac. Auth. Rev. (New Jersey Institute of Technology)	5.250%	7/1/2020	(1)	1,725	1,825
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2016		2,545	2,868
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2018		4,785	5,452
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.250%	7/1/2019		7,000	8,015
New Jersey Educ. Fac. Auth. Rev. (Princeton Univ.)	5.000%	7/1/2030		2,900	3,119
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.625%	7/1/2009	(1)(Prere.)	2,105	2,209
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012	(3)(Prere.)	1,700	1,811
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2012	(3)(Prere.)	1,010	1,076
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2014	(3)(Prere.)	15,760	17,098
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2015	(3)	1,550	1,643
New Jersey Educ. Fac. Auth. Rev. (Ramapo College)	5.000%	7/1/2016	(1)(Prere.)	4,000	4,397
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2010	(3)(Prere.)	11,210	11,783
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.125%	7/1/2013	(3)(Prere.)	2,800	3,030
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2014	(3)	2,305	2,466
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2015	(3)	1,880	2,009
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.250%	7/1/2016	(3)	2,050	2,190
New Jersey Educ. Fac. Auth. Rev. (Rowan Univ.)	5.000%	7/1/2024	(1)	2,200	2,381
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2010	(2)	1,500	1,566
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2012	(2)	1,275	1,330
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2015	(2)	400	424
New Jersey Educ. Fac. Auth. Rev. (Seton Hall Univ.)	5.250%	7/1/2016	(2)	200	212
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.125%	7/1/2022		6,000	6,306
New Jersey Educ. Fac. Auth. Rev. (Stevens Institute of Technology)	5.250%	7/1/2032		6,000	6,334
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.000%	9/1/2007	(Prere.)	1,525	1,550
New Jersey Environmental Infrastructure Trust Wastewater Treatment Rev	5.125%	9/1/2010	(Prere.)	5,090	5,387
New Jersey Health Care Fac. Financing Auth. Rev	5.000%	7/1/2036		10,250	10,740
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.000%	7/1/2008		2,530	2,589
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	6.250%	7/1/2017		3,950	4,381
New Jersey Health Care Fac. Financing Auth. Rev. (Atlantic City Medical Center)	5.750%	7/1/2025		5,000	5,404
New Jersey Health Care Fac. Financing Auth. Rev. (Capital Health Systems Obligated Group)	5.750%	7/1/2023		7,000	7,554
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.000%	7/1/2024		800	826
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2030		2,405	2,562
New Jersey Health Care Fac. Financing Auth. Rev. (Children's Specialized Hospital)	5.500%	7/1/2036		6,800	7,239
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2009	(4)	5,500	5,667
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.000%	7/1/2010	(4)	4,695	4,822
New Jersey Health Care Fac. Financing Auth. Rev. (Community Medical Center/Kimball Medical Center/Kensington Manor Care Center)	5.250%	7/1/2012	(4)	1,500	1,540
New Jersey Health Care Fac. Financing Auth. Rev. (Hackensack Univ. Medical Center)	5.375%	1/1/2013	(1)	2,355	2,406
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2020	(2)	4,100	4,201
New Jersey Health Care Fac. Financing Auth. Rev. (Holy Name Hosp.)	5.250%	7/1/2030		4,000	4,248
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.250%	7/1/2025		1,200	1,292
New Jersey Health Care Fac. Financing Auth. Rev. (Hunterdon Medical Center)	5.125%	7/1/2035		2,450	2,575
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.625%	7/1/2013	(4)	7,355	7,730
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health System Obligated Group)	5.250%	7/1/2029	(4)	13,450	13,990
New Jersey Health Care Fac. Financing Auth. Rev. (Meridian Health Systems) VRDO	3.560%	3/7/2007	LOC	600	600
New Jersey Health Care Fac. Financing Auth. Rev. (Riverside Medical Center)	6.250%	7/1/2010	(2)(ETM)	2,935	3,170
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	5.875%	7/1/2012	(Prere.)	3,500	3,848
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012	(Prere.)	3,500	3,869
New Jersey Health Care Fac. Financing Auth. Rev. (South Jersey Hosp.)	6.000%	7/1/2012	(Prere.)	3,000	3,316
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care System)	5.000%	7/1/2029		4,375	4,547
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2013	(1)	3,000	3,098
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	5.250%	7/1/2016	(1)	3,300	3,412
New Jersey Health Care Fac. Financing Auth. Rev. (St. Barnabas Health Care)	0.000%	7/1/2021	(1)	3,000	1,676
New Jersey Health Care Fac. Financing Auth. Rev. (St. Peters Univ. Hosp.) VRDO	3.190%	3/7/2007	LOC	12,500	12,500
New Jersey Health Care Fac. Financing Auth. Rev. (Virtua Health)	5.250%	7/1/2014	(4)	11,000	11,359
New Jersey Highway Auth. Rev. (Garden State Parkway)	5.600%	1/1/2010	(3)(Prere.)	7,535	8,004
New Jersey Housing&Mortgage Finance Agency Multi-Family Housing Rev	5.700%	5/1/2020	(4)	2,255	2,364
New Jersey Sports&Exposition Auth. Rev	6.500%	3/1/2013	(1)(ETM)	1,595	1,743
New Jersey Sports&Exposition Auth. Rev	6.500%	3/1/2013	(1)	8,405	9,149
New Jersey Sports&Exposition Auth. Rev	5.500%	3/1/2017	(1)	5,505	6,301
New Jersey Sports&Exposition Auth. Rev	5.500%	3/1/2017	(1)(ETM)	250	286
New Jersey Sports&Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2021	(1)	3,000	3,493
New Jersey Sports&Exposition Auth. Rev. (Convention Center Luxury Tax)	5.500%	3/1/2022	(1)	1,000	1,173
New Jersey Sports&Exposition Auth. Rev. VRDO	3.470%	3/7/2007	(1)	1,530	1,530
New Jersey Transp. Corp. COP	5.750%	9/15/2010	(2)(Prere.)	2,000	2,138
New Jersey Transp. Corp. COP	5.500%	9/15/2012	(2)	20,000	21,748
New Jersey Transp. Corp. COP	5.500%	9/15/2014	(2)	1,500	1,670
New Jersey Transp. Corp. COP	5.500%	9/15/2015	(2)	15,000	16,853
New Jersey Transp. Trust Fund Auth. Rev	6.000%	6/15/2010	(Prere.)	5,000	5,368
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2020		5,000	5,873
New Jersey Transp. Trust Fund Auth. Rev	5.500%	12/15/2021	(1)	25,000	29,309
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2023	(3)	5,850	7,098
New Jersey Transp. Trust Fund Auth. Rev	5.250%	12/15/2023	(2)	15,830	18,317
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2024	(3)	5,000	6,099
New Jersey Transp. Trust Fund Auth. Rev	5.750%	6/15/2025	(3)	17,750	21,804
New Jersey Transp. Trust Fund Auth. Rev	0.000%	12/15/2032	(4)	10,000	3,345
New Jersey Turnpike Auth. Rev	5.375%	1/1/2010	(1)(Prere.)	3,500	3,665
New Jersey Turnpike Auth. Rev	5.500%	1/1/2010	(1)(Prere.)	1,800	1,891
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010	(1)(Prere.)	1,620	1,713
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010	(1)(Prere.)	7,365	7,787
New Jersey Turnpike Auth. Rev	5.750%	1/1/2010	(1)(Prere.)	665	703
New Jersey Turnpike Auth. Rev	6.000%	1/1/2013	(1)	230	258
New Jersey Turnpike Auth. Rev	6.000%	1/1/2013	(1)(ETM)	770	864
New Jersey Turnpike Auth. Rev	6.500%	1/1/2013	(1)(ETM)	20,000	22,962
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016	(1)	4,615	5,357
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016	(1)(ETM)	22,095	25,691
New Jersey Turnpike Auth. Rev	6.500%	1/1/2016	(1)(ETM)	1,560	1,814
New Jersey Turnpike Auth. Rev	5.750%	1/1/2017	(1)	2,635	2,773
New Jersey Turnpike Auth. Rev	5.250%	1/1/2026	(4)	5,500	6,428
New Jersey Turnpike Auth. Rev	5.250%	1/1/2027	(4)	7,000	8,222
New Jersey Turnpike Auth. Rev	5.250%	1/1/2029	(4)	19,000	22,375
New Jersey Turnpike Auth. Rev	5.250%	1/1/2030	(4)	26,100	30,824
2New Jersey Turnpike Auth. Rev. TOB VRDO	3.670%	3/7/2007	(2)	18,920	18,920
New Jersey Turnpike Auth. Rev. VRDO	3.500%	3/7/2007	(4)	2,000	2,000
New Jersey Turnpike Auth. Rev. VRDO	3.500%	3/7/2007	(4)	10,000	10,000
Newark NJ GO	5.500%	10/1/2008	(2)	1,660	1,708
Newark NJ GO	5.375%	12/15/2013	(1)	2,000	2,170
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2017		2,665	2,829
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2018		2,345	2,494
Ocean County NJ Util. Auth. Wastewater Rev	6.600%	1/1/2018	(3)(ETM)	2,500	2,977
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2025	(1)	4,045	4,702
Ocean County NJ Util. Auth. Wastewater Rev	5.250%	1/1/2026	(1)	4,260	4,966
Port Auth. of New York&New Jersey Rev	5.000%	7/15/2025		13,600	14,566
Port Auth. of New York&New Jersey Rev	5.000%	7/15/2031		12,830	13,711
Port Auth. of New York&New Jersey Rev	5.000%	7/15/2034	(1)	12,095	12,882
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2031	(1)	4,215	1,486
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2032	(1)	5,000	1,685
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2034	(1)	10,220	3,137
Rahway Valley NJ Sewerage Auth. Sewer Rev	0.000%	9/1/2035	(1)	10,215	2,988
Rutgers State Univ. New Jersey	6.400%	5/1/2013		3,000	3,274
Rutgers State Univ. New Jersey	5.000%	5/1/2031	(3)	2,000	2,125
South Jersey Port Corp. New Jersey Rev	5.000%	1/1/2023		2,000	2,094
South Jersey Port Corp. New Jersey Rev	5.100%	1/1/2033		1,500	1,570
Stafford NJ Muni. Util. Auth. Water&Sewer Rev	5.500%	6/1/2011	(3)	3,100	3,239
Tobacco Settlement Financing Corp. New Jersey Rev	4.500%	6/1/2023		11,000	10,825
Union County NJ Improvement Auth. Rev. (Plainfield Board of Educ.)	5.800%	8/1/2007	(3)(Prere.)	4,000	4,076
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2018	(1)	1,975	2,155
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2020	(1)	2,185	2,379
Univ. of Medicine&Dentistry New Jersey COP	5.250%	6/15/2022	(1)	2,420	2,635
Univ. of Medicine&Dentistry New Jersey Rev	6.500%	12/1/2012	(1)(ETM)	4,000	4,368
Univ. of Medicine&Dentistry New Jersey Rev	5.375%	12/1/2015	(2)	2,325	2,521
Univ. of Medicine&Dentistry New Jersey Rev	5.375%	12/1/2016	(2)	1,110	1,201
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2018	(2)	1,250	1,361
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2019	(2)	3,000	3,266
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2020	(2)	3,675	4,001
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2021	(2)	2,000	2,177
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2023	(2)	7,330	7,957
Univ. of Medicine&Dentistry New Jersey Rev	5.500%	12/1/2027	(2)	10,100	10,920
Vernon Township NJ School Dist. GO	5.250%	12/1/2009	(3)(Prere.)	1,200	1,251
Vernon Township NJ School Dist. GO	5.300%	12/1/2009	(3)(Prere.)	1,200	1,253
Vernon Township NJ School Dist. GO	5.375%	12/1/2009	(3)(Prere.)	1,200	1,255
Vernon Township NJ School Dist. GO	5.375%	12/1/2009	(3)(Prere.)	1,200	1,255
Vernon Township NJ School Dist. GO	5.375%	12/1/2009	(3)(Prere.)	1,200	1,255
Washington Township NJ Board of Educ. GO	5.250%	1/1/2023	(4)	1,875	2,158
Washington Township NJ Board of Educ. GO	5.250%	1/1/2024	(4)	2,070	2,390
Washington Township NJ Board of Educ. GO	5.250%	1/1/2025	(4)	1,500	1,742
Washington Township NJ Board of Educ. GO	5.250%	1/1/2026	(4)	1,330	1,548
West Orange NJ Board of Educ. COP	5.625%	10/1/2009	(1)(Prere.)	2,000	2,117
West Orange NJ Board of Educ. COP	5.625%	10/1/2009	(1)(Prere.)	2,500	2,646
West Orange NJ Board of Educ. COP	6.000%	10/1/2009	(1)(Prere.)	1,000	1,068
Outside New Jersey:
Guam Govt. Ltd. Obligation Infrastructure Improvement Rev	5.125%	11/1/2011	(2)	3,400	3,498
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2007	(1)(Prere.)	3,200	3,265
Puerto Rico Electric Power Auth. Rev	5.250%	7/1/2022	(1)	2,000	2,307
2Puerto Rico Electric Power Auth. Rev. TOB VRDO	3.640%	3/7/2007	(1)	10,595	10,595
Puerto Rico GO	5.500%	7/1/2018		5,540	6,259
Puerto Rico GO	5.500%	7/1/2021	(1)	6,750	7,944
2Puerto Rico GO TOB VRDO	3.640%	3/7/2007	(1)	1,995	1,995
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2014	(Prere.)	4,125	4,612
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2014	(Prere.)	3,500	3,914
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2019	(1)	5,000	5,820
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2021	(4)	5,000	5,884
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2022	(4)	3,500	4,137
Puerto Rico Highway&Transp. Auth. Rev	5.500%	7/1/2023	(4)	4,000	4,746
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2024	(2)	13,000	15,475
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	5.500%	7/1/2028	(2)	10,200	12,349
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2029	(2)	19,805	7,662
Puerto Rico Infrastructure Financing Auth. Special Tax Rev	0.000%	7/1/2033	(3)	20,000	6,466
Puerto Rico Muni. Finance Agency	5.500%	8/1/2009	(4)(Prere.)	2,000	2,108
Puerto Rico Muni. Finance Agency	5.250%	8/1/2019	(4)	5,000	5,373
Puerto Rico Public Finance Corp.	5.500%	2/1/2012	(Prere.)	3,250	3,519
Puerto Rico Public Finance Corp.	6.000%	8/1/2026	(ETM)	720	919
Puerto Rico Public Finance Corp.	5.500%	8/1/2029		1,135	1,201
Univ. of Puerto Rico Rev	5.000%	6/1/2030		5,000	5,296
Virgin Islands Public Finance Auth. Rev	5.250%	10/1/2018		3,390	3,653

Total Municipal Bonds (Cost $1,676,494)					1,753,354

Other Assets and Liabilities-Net (0.1%)					1,965

Net Assets (100%)					1,755,319

1	Securities with a value of $2,405,000 have been segregated as initial margin for open futures contracts.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At Februaruy 28, 2007, the aggregate value of these securities was $80,112,000, representing 4.6% of net assets.

KEY TO ABBREVIATIONS
ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
IDA - Industrial Development Authority Bond.
IDR - Industrial Development Revenue Bond.
PCR - Pollution Control Revenue Bond.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.
TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
UFSD - Union Free School District.
USD - United School District.
VRDO - Variable Rate Demand Obligation.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At February 28, 2007, the cost of investment securities for tax purposes was $1,679,727,000. Net unrealized appreciation of investment securities for tax purposes was $73,627,000, consisting of unrealized gains of $73,765,000 on securities that had risen in value since their purchase and $138,000 in unrealized losses on securities that had fallen in value since their purchase.

Futures Contracts: Futures contracts are valued at their quoted daily settlement prices.

At February 28, 2007, the aggregate settlement value of open futures contracts expiring in June 2007, and the related unrealized appreciation (depreciation) were:

		($000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)

30-Year U.S. Treasury Bond	100	11,294	136

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	April 20, 2007

VANGUARD NEW JERSEY TAX-FREE FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	April 20, 2007

* By Power of Attorney. See File Number 002-65955-99, filed on July 27, 2006. Incorporated by Reference.